Needham Growth Fund
Schedule of Investments
September 30, 2023 (Unaudited)
		Fair
	Shares	Value
Common Stocks (94.2%)
Aerospace & Defense (3.1%)
Parsons Corp. (a)	77,500	$4,212,125
Biotechnology (0.8%)
G1 Therapeutics, Inc. (a)	64,000	92,160
Gilead Sciences, Inc.	14,000	1,049,160
		1,141,320
Chemicals (2.7%)
Aspen Aerogels, Inc. (a)	425,000	3,655,000
Commercial Services & Supplies (1.5%)
Clean Harbors, Inc. (a)	12,000	2,008,320
Communications Equipment (3.6%)
ADTRAN Holdings, Inc.	150,000	1,234,500
Cambium Networks Corp. (a)	125,000	916,250
KVH Industries, Inc. (a)(c)	500,000	2,550,000
ViaSat, Inc. (a)(c)	7,500	138,450
		4,839,200
Diversified Consumer Services (0.5%)
Bright Horizons Family Solutions, Inc. (a)	8,000	651,680
Electrical Equipment (3.8%)
Vicor Corp. (a)	87,850	5,173,487
Electronic Equipment, Instruments & Components (4.1%)
Coherent Corp. (a)	27,500	897,600
Corning, Inc.	40,000	1,218,800
nLight, Inc. (a)	135,000	1,404,000
TTM Technologies, Inc. (a)	55,000	708,400
Vishay Intertechnology, Inc.	55,000	1,359,600
		5,588,400
Health Care Equipment & Supplies (4.6%)
Becton Dickinson & Co.	18,250	4,718,172
Medtronic PLC (Ireland)	20,000	1,567,200
		6,285,372
Health Care Providers & Services (2.1%)
Laboratory Corp. of America Holdings	10,700	2,151,235
Quest Diagnostics, Inc.	5,500	670,230
		2,821,465
Hotels, Restaurants & Leisure (0.1%)
Vacasa, Inc. - Class A (a)	212,500	97,984
Industrial Conglomerates (0.3%)
Honeywell International, Inc.	2,500	461,850
Interactive Media & Services (0.5%)
Alphabet, Inc. - Class A (a)	5,000	654,300
IT Services (3.6%)
Akamai Technologies, Inc. (a)(c)	33,000	3,515,820
Unisys Corp. (a)	415,000	1,431,750
		4,947,570
Life Sciences Tools & Services (7.3%)
Bruker Corp.	7,500	467,250
CryoPort, Inc. (a)	50,000	685,500
Fortrea Holdings, Inc. (a)	17,500	500,325
Thermo Fisher Scientific, Inc.	16,250	8,225,262
		9,878,337
Media (4.9%)
The Trade Desk, Inc. - Class A (a)	45,000	3,516,750
Comcast Corp. - Class A	70,000	3,103,800
		6,620,550
Oil, Gas & Consumable Fuels (0.8%)
Chevron Corp.	5,000	843,100
Navigator Holdings, Ltd.	20,000	295,400
		1,138,500
Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.	2,500	411,125
Semiconductors & Semiconductor Equipment (32.9%)(d)
Analog Devices, Inc.	10,000	1,750,900
Applied Materials, Inc.	9,000	1,246,050
ASML Holding NV (Netherlands)	2,250	1,324,485
AXT, Inc. (a)	335,450	805,080
Entegris, Inc.	95,000	8,921,450
FormFactor, Inc. (a)	112,500	3,930,750
Lam Research Corp.	2,500	1,566,925
Marvell Technology, Inc.	32,500	1,759,225
MKS Instruments, Inc.	22,500	1,947,150
Nova, Ltd. (Israel)(a)	45,000	5,059,800
PDF Solutions, Inc. (a)(c)	282,500	9,153,000
Photronics, Inc. (a)	149,000	3,011,290
SiTime Corp. (a)	11,500	1,313,875
Teradyne, Inc.	5,000	502,300
Veeco Instruments, Inc. (a)	90,000	2,529,900
		44,822,180
Software (0.6%)
Alteryx, Inc. - Class A (a)	22,500	848,025
Specialty Retail (3.6%)
CarMax, Inc. (a)	69,000	4,880,370
Technology Hardware, Storage & Peripherals (11.5%)
Apple, Inc.	8,000	1,369,680
Hewlett Packard Enterprise Co.	25,000	434,250
Super Micro Computer, Inc. (a)(c)	50,500	13,848,110
		15,652,040
Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	16,000	1,106,400
Trading Companies & Distributors (0.2%)
Air Lease Corp.	7,500	295,575
Total Common Stocks
(Cost $53,844,195)		$128,191,175

Short-Term Investments (6.0%)
Money Market Fund (6.0%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 5.24% (b)
Total Short-Term Investments
(Cost $8,190,798)	8,190,798	$8,190,798

Total Investments (100.2%)
(Cost $62,034,993)		136,381,973
Total Securities Sold Short (-0.2%)		(240,625)
(Proceeds $205,748)
Other Assets in Excess of Liabilities (0.0%)		28,968
Net Assets (100.0%)		$136,170,316

	Percentages are stated as a percent of net assets.
	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Rate shown is the seven day yield as of September 30, 2023
(c)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,982,720.
(d)	As of September 30, 2023, the Fund had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment industry.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

	Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	94.2%
	Israel	3.7%
	Ireland	1.1%
	Netherlands	1.0%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 6.0%

Needham Growth Fund
Schedule of Securities Sold Short
September 30, 2023 (Unaudited)
	Shares	Fair Value
Securities Sold Short (-0.1%)
Semiconductors & Semiconductor Equipment (-0.1%)
Onto Innovation, Inc. (a)	1,250	$159,400
Software (-0.1%)
Digimarc Corp. (a)	2,500	81,225
Total Securities Sold Short (-0.2%)
(Proceeds $205,748)		240,625

(a)	Non-income producing security.

	Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States	100.0%
	Total	100.0%